Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 4 - COMMITMENTS AND CONTINGENCIES

a.	Royalties to the Israel Innovation Authority (“IIA”):

The Company receives royalty-bearing grants from the IIA, for approved research and development projects. The programs include grants for: wages, materials, subcontractors and miscellaneous. The Company was required to pay royalties at the rate of 3%-3.5% on sales of products developed with the funds provided by the IIA, up to an amount equal to 100% of the IIA research and development grants received, linked to the dollar including accrued interest at the LIBOR rate.

As of December 31, 2018, two IIA programs were completed, while the amounts received for them aggregated to $1.224 million. In addition, another IIA approved plan commenced on May 1, 2020, and was completed on July 31, 2021, for a total of $598 thousand of which $544 thousand was received as of December 31, 2021.

The terms of the grants under the Encouragement of Research, Development and Technological Innovation in the Industry 1984 require that the manufacturing of products resulting from IIA-funded programs be carried out in Israel, unless a prior written approval of the IIA is obtained (except for a transfer of up to 10% of the production rights, for which a notification to the IIA is sufficient). During December 2022, the Company has received an approval from the IIA to transfer some of its manufacture activities abroad.

As a condition for obtaining approval to manufacture outside Israel (or following a declaration that up to 10% of the production is transferred abroad), the Company would be required to pay increased royalties, which usually amount to 1% in addition to the standard royalties rate 3%-3.5%, and also the total amount of its liability to the IIA may be increased to between 120% and 300% of the grants received from the IIA, depending on the manufacturing volume that is performed outside Israel (less royalties already paid to IIA).

During January 2023, the IIA has approved a program to finance further development of the Company’s manufacturing process of its wearable neural interface in Israel (see also note 10c).

Research and development grants deducted from research and development expenses amounted to nil, $289 thousand and $373 thousand for the years ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022, the maximum obligation with respect to the grants received from the IIA, contingent upon entitled future sales, is $1.8 million plus LIBOR interest which may be increased, depending on the manufacturing volume that is performed outside Israel. The Company has obligations regarding know-how, technology, or products, not to transfer the information, rights thereon and production rights which derive from the research and development, in whole or part, of its Mudra Inspire product and its Mudra Band product, without the IIA Research Committee approval.

b.	Royalties to the Israeli Ministry of Economy and Industry (“IMEI”):

During 2020, the Company received a grant from the IMEI, for approved marketing expenses amounting to $95 thousand. The program includes participation in expenses for: consulting for marketing, advertising and online marketing, flights to exhibitions and miscellaneous.

Sales and marketing grants deducted from sales and marketing expenses amounted to nil, $42 thousand and $53 thousand for the years ended December 31, 2022, 2021 and 2020, respectively.

Under the agreement with the IMEI, if the export revenues in the defined target market increase by $311 thousand compared to the base year, the Company would be required to pay royalties at the rate of 3% of the increase, with the funds provided by the IMEI up to an amount equal to 100% of the IMEI marketing grant received, linked to the consumer price index (“CPI”).

As of December 31, 2022, the maximum obligation with respect to the grant received from the IMEI, contingent upon entitled future sales, is $102 thousand.

c.	Lease Commitments – Operating Leases:

On July 1, 2018, the Company entered into a lease agreement for a period which expired on September 30, 2022. The monthly lease payment totaled to approximately $5 thousand.

After September 30, 2022, the Company stayed on the lease on a month-to-month basis. At the end of January 2023, the Company terminated this lease with 60 days’ termination notice that will be ended on March 31, 2023.

In January 2023, the Company entered into a new lease agreement for a period which started on February 1, 2023 and expire on January 31, 2025, with an option to extend the lease period by two additional lease periods, each for an additional 12 months. The Company’s monthly rent payment for this facility is approximately $17 thousand during the first lease year and will be increased to approximately $21 thousand during the second lease year. During the option lease periods, the lease payment may be increased up to 10% as compared to the second lease year.

Additionally, during 2022, the Company entered into lease agreements to lease 5 vehicles for a period of 3 years.

Total expenses under all operating leases were $74 thousand for the year ended December 31, 2022.

The future minimum lease payments, as of December 31, 2022, are $80 thousand, $62 thousand and $36 thousand for the years ended on December 31, 2023, 2024 and 2025, respectively.